Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	15
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$142,119,919.28	0.3552998	$109,225,815.68	0.2730645	$32,894,103.60
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$754,769,919.28	0.6035021	$721,875,815.68	0.5772005	$32,894,103.60

Weighted Avg. Coupon (WAC)	3.14%		3.13%
Weighted Avg. Remaining Maturity (WARM)	43.55		42.59
Pool Receivables Balance	$796,621,551.40		$762,672,920.31
Remaining Number of Receivables	58,280		57,183

Adjusted Pool Balance	$773,671,614.48		$740,777,510.87

III. COLLECTIONS

Principal:
Principal Collections	$32,614,745.99
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$927,223.53
Total Principal Collections	$33,541,969.52

Interest:
Interest Collections	$2,039,004.06
Late Fees & Other Charges	$48,938.25
Interest on Repurchase Principal	$-
Total Interest Collections	$2,087,942.31

Collection Account Interest	$10,829.90
Reserve Account Interest	$1,148.92
Servicer Advances	$-

Total Collections	$35,641,890.65

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	15
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$35,641,890.65
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$35,641,890.65
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$663,851.29	$-	$663,851.29	$663,851.29
Collection Account Interest					$10,829.90
Late Fees & Other Charges					$48,938.25
Total due to Servicer					$723,619.44

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$80,534.62		$80,534.62
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$576,930.54		$576,930.54	$576,930.54

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$34,188,502.67

9. Regular Principal Distribution Amount:					$32,894,103.60

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$32,894,103.60
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$32,894,103.60		$32,894,103.60
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$32,894,103.60		$32,894,103.60

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,294,399.07

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$22,949,936.92
Beginning Period Amount	$22,949,936.92
Current Period Amortization	$1,054,527.49
Ending Period Required Amount	$21,895,409.44
Ending Period Amount	$21,895,409.44
Next Distribution Date Required Amount	$20,865,941.73

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		2.44%	2.55%	2.55%

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	15
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.17%	56,711	98.85%	$753,929,879.49
30 - 60 Days	0.64%	364	0.88%	$6,720,381.72
61 - 90 Days	0.16%	89	0.21%	$1,622,041.90
91-120 Days	0.03%	19	0.05%	$400,617.20
121 + Days	0.00%	0	0.00%	$-
Total		57,183		$762,672,920.31

Delinquent Receivables 30+ Days Past Due
Current Period	0.83%	472	1.15%	$8,743,040.82
1st Preceding Collection Period	0.85%	498	1.17%	$9,290,210.94
2nd Preceding Collection Period	1.11%	657	1.51%	$12,484,694.32
3rd Preceding Collection Period	1.11%	668	1.50%	$12,889,500.19
Four-Month Average	0.98%		1.33%

Repossession in Current Period		57		$1,187,431.91
Repossession Inventory		99		$966,391.91

Current Charge-Offs
Gross Principal of Charge-Offs				$1,333,885.10
Recoveries				$(927,223.53)
Net Loss				$406,661.57

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.61%

Average Pool Balance for Current Period				$779,647,235.85

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.63%
1st Preceding Collection Period				0.64%
2nd Preceding Collection Period				0.96%
3rd Preceding Collection Period				0.86%
Four-Month Average				0.77%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		88	985	$15,276,544.61
Recoveries		102	784	$(7,432,731.95)
Net Loss				$7,843,812.66
Cumulative Net Loss as a % of Initial Pool Balance				0.60%

Net Loss for Receivables that have experienced a Net Loss *		55	791	$7,859,788.59
Average Net Loss for Receivables that have experienced a Net Loss				$9,936.52

Principal Balance of Extensions				$2,165,511.30
Number of Extensions				113

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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